CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020 [1]
Current assets:
Cash and cash equivalents	$ 215,323	$ 219,658
Trade and other receivables (Note 6)	27,685	15,690
Prepaids and deposits	6,992	2,942
Net investment in finance lease	99	99
Contract costs, net (Note 16)	1,390	1,345
Total current assets	251,489	239,734
Non-current assets:
Contract costs, net (Note 16)	3,849	1,456
Net investment in finance lease	204	270
Right-of-use assets, net (Note 7)	3,059	2,798
Property and equipment, net (Note 8)	2,645	2,290
Intangible assets, net (Note 9)	1,576	2,096
Goodwill (Note 10)	5,301	5,600
Total assets	268,123	254,244
Current liabilities:
Trade and other payables	22,817	16,121
Deferred revenue (Note 16)	44,578	28,331
Contingent consideration (Note 5)	467	0
Lease obligations (Note 7)	1,311	1,260
Borrowings	0	15
Total current liabilities	69,173	45,727
Non-current liabilities:
Contingent consideration (Note 5)	2,236	2,630
Deferred revenue (Note 16)	116	0
Lease obligations (Note 7)	2,690	2,544
Employee benefit obligations (Note 12)	2,560	2,330
Deferred tax liability (Note 19)	692	707
Total liabilities	77,467	53,938
Shareholders’ equity
Share capital (Note 13)	266,119	264,357
Contributed surplus	4,312	2,537
Accumulated other comprehensive income	2,113	1,699
Deficit	(81,888)	(68,287)
Total equity	190,656	200,306
Total liabilities and equity	$ 268,123	$ 254,244

[1]	Please refer to Note 4 for retrospective change of accounting policy.